Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	$ 22,653
Balance at year-end	21,203	$ 22,653
Gross carrying amount
Financial assets
Beginning balance	772,088
Balance at year-end	839,521	772,088
Loans and advances - Customers | Impairment losses
Financial assets
Written-off assets	19,169	26,477	$ 21,590
Loans and advances - Customers | Impairment losses | Financial assets at amortized cost category
Financial assets
Written-off assets	19,169	26,477
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category
Financial assets
Written-off assets	(19,169)	(26,477)
Loans and advances - Customers | Gross carrying amount | Financial assets at amortized cost category | Loans to customers (non-performing)
Financial assets
Beginning balance	22,653	21,909	17,952
Additions	27,001	32,526	37,216
Transfers to performing loans	(9,282)	(5,305)	(11,669)
Written-off assets	(19,169)	(26,477)	(21,590)
Balance at year-end	$ 21,203	$ 22,653	$ 21,909